Warrants and Options	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Warrants And Options [Abstract]
WARRANTS AND OPTIONS
9.	WARRANTS

The following table summarizes the changes in warrants outstanding and the related price of the shares of the Company’s common stock issued to non-employees of the Company.

	Shares	Exercise Price	Remaining Life	Intrinsic Value
Outstanding, January 31, 2021	141,828	$11.99	2.16 years	$285,000
Granted	-	-	-	-
Expired/Cancelled	-	-	-	-
Exercised	-	-	-	-

Outstanding-period ending July 31, 2021	141,828	$11.99	1.41 years	$-

Exercisable - period ending July 31, 2021	141,828	$11.99	1.41 years	$-

The following table summarizes additional information relating to the warrants outstanding as of July 31, 2021:

Range of Exercise Prices	Number Outstanding	Remaining Contractual Life (Years)	Exercise Price for Shares Outstanding	Number Exercisable	Exercise Price for Shares Exercisable	Intrinsic Value
$11.00	95,000	1.25	$11.00	95,000	$11.00	$-
$14.00	46,828	1.75	$14.00	46,828	$14.00	$-

10.	WARRANTS AND OPTIONS

The following table summarizes the changes in warrants outstanding and the related price of the shares of the Company’s common stock issued to non-employees of the Company.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2019	182,500	$6.32	0.35	$4,101,000

Granted	50,000	20.90	3.00 years	-

Exercised	-	-	-	-

Expired/Cancelled	(162,500)	5.38	-	-

Outstanding, January 31, 2020	70,000	$18.93	2.08 years	-

Granted	91,828	12.53	3.00 years	-

Expired/Cancelled	(20,000)	14.00	-	-

Exercised	-	-	-	-

Outstanding-period ending January 31, 2021	141,828	$11.99	2.16	$853,311

Exercisable - period ending January 31, 2021	141,828	$11.99	2.16	$853,311

As a result of a completed private placement, the warrants to purchase 50,000 shares at the lesser of (i) $20.90 or, (ii) if the Company completes its public offering of its common stock, 110% of the initial public offering price of the Common Stock in the public offering, became a warrant to purchase 95,000 warrants at $11 per share, subject to adjustment pursuant to the antidilution provisions of the warrant. The Company recorded a derivative liability for the warrants in the amount of $906,678 and reclassed the derivative liability to additional paid-in capital as of January 31, 2021.

The following table summarizes additional information relating to the warrants outstanding at January31, 2021:

Range of Exercise Prices	Number Outstanding	Remaining Contractual Life(Years)	Exercise Price for Shares Outstanding	Number Exercisable	Exercise Price for Shares Exercisable
$11.00	95,000	1.75	$11.00	95,000	$11.00
$14.00	46,828	2.24	$14.00	46,828	$14.00

The following table summarizes the changes in options outstanding and the related price of the shares of the Company’s common stock issued to non-employees of the Company.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2019	-	$-	-	$-

Granted	25,000	25.64	0.05 years	232,750

Expired	(25,000)	25.64	-	-

Exercised	-	-	-	-

Outstanding-period ending January 31, 2020	-	$-	-	$-

Exercisable - period ending January 31, 2020	-	$-	-	$-